UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [ ]; Amendment Number:  ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Partner Fund Management, L.P.
Address:     Four Embarcadero Center
             Suite 3500
             San Francisco, CA 94111

Form 13F File Number: 28-13169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

   /s/ Darin Sadow           San Francisco, CA        08/14/2012
----------------------       -----------------        ---------------
[Signature]                    [City, State]          [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ---------
Form 13F Information Table Entry Total:    47
                                           ---------
Form 13F Information Table Value Total:    2,119,912
                                           ---------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4       Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------   -----------------     --------   --------  ------------------

                            TITLE OF              VALUE    SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------   -------  --- ----    ----------   -------  ----  ------  ----
AMYLIN PHARMACEUTICALS INC    COM     032346108    1,910     67,734  SH       Shared-defined             0     67,734  0
APPLE INC                     COM     037833100  165,705    283,742  SH       Shared-defined             0    283,742  0
AUTOZONE INC                  COM     053332102   46,545    126,767  SH       Shared-defined             0    126,767  0
BANK OF AMERICA CORPORATION   COM     060505104   35,114  4,292,718  SH       Shared-defined             0  4,292,718  0
BROOKDALE SR LIVING INC       COM     112463104   14,427    813,221  SH       Shared-defined             0    813,221  0
COMMUNITY HEALTH SYS INC NEW  COM     203668108   25,566    912,112  SH       Shared-defined             0    912,112  0
COOPER COS INC                COM NEW 216648402    2,986     37,440  SH       Shared-defined             0     37,440  0
CUMMINS INC                   COM     231021106   14,860    153,343  SH       Shared-defined             0    153,343  0
DOLLAR GEN CORP NEW           COM     256677105   14,335    263,567  SH       Shared-defined             0    263,567  0
EATON CORP                    COM     278058102   28,020    707,048  SH       Shared-defined             0    707,048  0
EBAY INC                      COM     278642103   27,936    664,994  SH       Shared-defined             0    664,994  0
EXPRESS SCRIPTS HLDG CO       COM     30219G108   92,330  1,653,772  SH       Shared-defined             0  1,653,772  0
F5 NETWORKS INC               COM     315616102   42,212    423,986  SH       Shared-defined             0    423,986  0
FAMILY DLR STORES INC         COM     307000109   16,045    241,353  SH       Shared-defined             0    241,353  0
FOREST LABS INC               CALL    345838906       29    190,100  SH Call  Shared-defined             0    190,100  0
GAP INC DEL                   COM     364760108   49,131  1,795,716  SH       Shared-defined             0  1,795,716  0
GILEAD SCIENCES INC           COM     375558103  156,293  3,047,844  SH       Shared-defined             0  3,047,844  0
HEALTH NET INC                COM     42222G108   22,560    929,552  SH       Shared-defined             0    929,552  0
HUMANA INC                    COM     444859102    1,914     24,720  SH       Shared-defined             0     24,720  0
LOWES COS INC                 COM     548661107  145,636  5,120,810  SH       Shared-defined             0  5,120,810  0
MAGELLAN HEALTH SVCS INC      COM NEW 559079207    4,401     97,085  SH       Shared-defined             0     97,085  0
MEDIVATION INC                COM     58501N101   53,133    581,322  SH       Shared-defined             0    581,322  0
MOLINA HEALTHCARE INC         COM     60855R100   34,649  1,476,941  SH       Shared-defined             0  1,476,941  0
ONYX PHARMACEUTICALS INC      COM     683399109   51,494    774,933  SH       Shared-defined             0    774,933  0
OREXIGEN THERAPEUTICS INC     COM     686164104   10,122  1,827,136  SH       Shared-defined             0  1,827,136  0
PFIZER INC                    COM     717081103  167,555  7,284,984  SH       Shared-defined             0  7,284,984  0
PHH CORP                      NOTE
                              4.000%
                              9/0     693320AN3   14,004 14,022,000 PRN       Shared-defined             0 14,022,000  0
PSS WORLD MED INC             COM     69366A100    4,799    228,616  SH       Shared-defined             0    228,616  0
QUESTCOR PHARMACEUTICALS INC  COM     74835Y101   45,267    850,244  SH       Shared-defined             0    850,244  0
RED HAT INC                   COM     756577102   42,610    754,424  SH       Shared-defined             0    754,424  0
RESEARCH IN MOTION LTD        PUT     760975952    1,368    519,200  SH Put   Shared-defined             0    519,200  0
ROCKWELL AUTOMATION INC       COM     773903109   74,279  1,124,417  SH       Shared-defined             0  1,124,417  0
SALESFORCE COM INC            COM     79466L302  101,113    731,328  SH       Shared-defined             0    731,328  0
SPDR GOLD TRUST               CALL    78463V907      131  1,141,200  SH Call  Shared-defined             0  1,141,200  0
STANLEY BLACK & DECKER INC    COM     854502101   56,788    882,343  SH       Shared-defined             0    882,343  0
SUNTRUST BKS INC              COM     867914103   63,390  2,616,174  SH       Shared-defined             0  2,616,174  0
TEXTRON INC                   COM     883203101   63,209  2,541,591  SH       Shared-defined             0  2,541,591  0
THERMO FISHER SCIENTIFIC INC  COM     883556102   33,767    650,486  SH       Shared-defined             0    650,486  0
UNIVERSAL AMERN CORP NEW      COM     91338E101    5,126    486,844  SH       Shared-defined             0    486,844  0
VERTEX PHARMACEUTICALS INC    COM     92532F100   46,719    835,458  SH       Shared-defined             0    835,458  0
VOLCANO CORPORATION           COM     928645100    3,846    134,254  SH       Shared-defined             0    134,254  0
WATSON PHARMACEUTICALS INC    COM     942683103   88,032  1,189,778  SH       Shared-defined             0  1,189,778  0
WELLCARE HEALTH PLANS INC     COM     94946T106   40,379    761,863  SH       Shared-defined             0    761,863  0
WYNDHAM WORLDWIDE CORP        COM     98310W108   88,975  1,687,048  SH       Shared-defined             0  1,687,048  0
YUM BRANDS INC                COM     988498101   41,679    646,992  SH       Shared-defined             0    646,992  0
ZIMMER HLDGS INC              COM     98956P102    2,912     45,239  SH       Shared-defined             0     45,239  0
INGERSOLL-RAND PLC            SHS     G47791101   76,611  1,816,299  SH       Shared-defined             0  1,816,299  0
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